CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 1.00
Share Capital, shares authorized	150,000,000	150,000,000	125,000,000
Share Capital, shares issued	110,930,873	101,504,575	93,504,575
Share Capital, shares outstanding	110,930,873	101,504,575		93,468,000	93,404,000